Provision for post-employment benefits - Weighted Average Duration of Defined Benefit Pension Obligations and Distribution of Timing of Benefit Payments (Details) £ in Millions	12 Months Ended
Dec. 31, 2022 GBP (£)
Disclosure of defined benefit plans [line items]
Weighted average duration of the defined benefit obligation (years)	8 years 6 months
Benefits expected to be paid within 12 months
Disclosure of defined benefit plans [line items]
Expected benefit payments	£ 46.6
Benefits expected to be paid in 2024
Disclosure of defined benefit plans [line items]
Expected benefit payments	43.5
Benefits expected to be paid in 2025
Disclosure of defined benefit plans [line items]
Expected benefit payments	44.5
Benefits expected to be paid in 2026
Disclosure of defined benefit plans [line items]
Expected benefit payments	46.4
Benefits expected to be paid in 2027
Disclosure of defined benefit plans [line items]
Expected benefit payments	44.2
Benefits expected to be paid in the next five years
Disclosure of defined benefit plans [line items]
Expected benefit payments	£ 213.2
North America
Disclosure of defined benefit plans [line items]
Weighted average duration of the defined benefit obligation (years)	7 years 6 months
North America | Benefits expected to be paid within 12 months
Disclosure of defined benefit plans [line items]
Expected benefit payments	£ 21.7
North America | Benefits expected to be paid in 2024
Disclosure of defined benefit plans [line items]
Expected benefit payments	21.1
North America | Benefits expected to be paid in 2025
Disclosure of defined benefit plans [line items]
Expected benefit payments	20.6
North America | Benefits expected to be paid in 2026
Disclosure of defined benefit plans [line items]
Expected benefit payments	21.2
North America | Benefits expected to be paid in 2027
Disclosure of defined benefit plans [line items]
Expected benefit payments	21.1
North America | Benefits expected to be paid in the next five years
Disclosure of defined benefit plans [line items]
Expected benefit payments	£ 93.5
United Kingdom
Disclosure of defined benefit plans [line items]
Weighted average duration of the defined benefit obligation (years)	10 years
United Kingdom | Benefits expected to be paid within 12 months
Disclosure of defined benefit plans [line items]
Expected benefit payments	£ 12.7
United Kingdom | Benefits expected to be paid in 2024
Disclosure of defined benefit plans [line items]
Expected benefit payments	12.7
United Kingdom | Benefits expected to be paid in 2025
Disclosure of defined benefit plans [line items]
Expected benefit payments	13.4
United Kingdom | Benefits expected to be paid in 2026
Disclosure of defined benefit plans [line items]
Expected benefit payments	13.4
United Kingdom | Benefits expected to be paid in 2027
Disclosure of defined benefit plans [line items]
Expected benefit payments	12.0
United Kingdom | Benefits expected to be paid in the next five years
Disclosure of defined benefit plans [line items]
Expected benefit payments	£ 56.5
Western Continental Europe
Disclosure of defined benefit plans [line items]
Weighted average duration of the defined benefit obligation (years)	9 years 8 months 12 days
Western Continental Europe | Benefits expected to be paid within 12 months
Disclosure of defined benefit plans [line items]
Expected benefit payments	£ 5.8
Western Continental Europe | Benefits expected to be paid in 2024
Disclosure of defined benefit plans [line items]
Expected benefit payments	6.1
Western Continental Europe | Benefits expected to be paid in 2025
Disclosure of defined benefit plans [line items]
Expected benefit payments	6.0
Western Continental Europe | Benefits expected to be paid in 2026
Disclosure of defined benefit plans [line items]
Expected benefit payments	6.4
Western Continental Europe | Benefits expected to be paid in 2027
Disclosure of defined benefit plans [line items]
Expected benefit payments	6.2
Western Continental Europe | Benefits expected to be paid in the next five years
Disclosure of defined benefit plans [line items]
Expected benefit payments	£ 33.9
Other
Disclosure of defined benefit plans [line items]
Weighted average duration of the defined benefit obligation (years)	5 years 10 months 24 days
Other | Benefits expected to be paid within 12 months
Disclosure of defined benefit plans [line items]
Expected benefit payments	£ 6.4
Other | Benefits expected to be paid in 2024
Disclosure of defined benefit plans [line items]
Expected benefit payments	3.6
Other | Benefits expected to be paid in 2025
Disclosure of defined benefit plans [line items]
Expected benefit payments	4.5
Other | Benefits expected to be paid in 2026
Disclosure of defined benefit plans [line items]
Expected benefit payments	5.4
Other | Benefits expected to be paid in 2027
Disclosure of defined benefit plans [line items]
Expected benefit payments	4.9
Other | Benefits expected to be paid in the next five years
Disclosure of defined benefit plans [line items]
Expected benefit payments	£ 29.3